RELATED PARTY TRANSACTIONS (Narrative) (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Accrued expenses and other current liabilities resulting from abandoned South Bend lease	$ 1,229	[1]	$ 1,786	$ 1,991	[2]

[1]	Unaudited
[2]	Restated